Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Scheduled Maturities Of Time Deposits

2020	$189,268
2021	82,813
2022	54,764
2023	20,174
2024	17,124
Thereafter	7
Total	$364,150